NON-CONTROLLING INTERESTS - Narrative (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021	Jul. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Apr. 30, 2021
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent			$ 131,000,000	$ 87,000,000	$ 263,000,000	$ 176,000,000
Redeemable and exchangeable partnership units, exchange ratio					1
Number of shares outstanding (in shares)			308,051,190		308,051,190
Percent of public float allowed to be repurchased for class A preference units		10.00%
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Amount issued								$ 350,000,000
Interest rate								4.625%
Brookfield
Disclosure of Non Controlling Interest [Line Items]
Ownership percentage			48.00%		48.00%
GP interests | Brookfield | Ownership Interest In BRELP
Disclosure of Non Controlling Interest [Line Items]
Ownership percentage			1.00%		1.00%
LP Units
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 1.215
Number of Shares authorised for repurchase							13,740,072
Authorised share repurchases as a percent of issued and outstanding shares							5.00%
Number of shares repurchased			0		0		0
Redeemable Exchangeable Partnership Units And General Partnership Units
Disclosure of Non Controlling Interest [Line Items]
Ownership percentage			26.00%		26.00%
Exchangeable Shares | TerraForm Power Inc
Disclosure of Non Controlling Interest [Line Items]
Number of shares exchanged			6,033	0	9,642	0
Ordinary shares
Disclosure of Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)			274,941,199		274,941,199		274,837,890
Ordinary shares | TerraForm Power Inc
Disclosure of Non Controlling Interest [Line Items]
Payments for shares exchanged			$ 1,000,000		$ 1,000,000	$ 0
Ordinary shares | Brookfield
Disclosure of Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)			68,749,416		68,749,416		68,749,416
Class A Preference Shares
Disclosure of Non Controlling Interest [Line Items]
Number of shares redeemed (in shares)			0		0
Number of shares repurchased					0
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests			$ 17,256,000,000		$ 17,256,000,000		$ 16,894,000,000
Non-controlling interests | BRELP
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)					$ 0.2253
Incentive distribution, percent					25.00%
Non-controlling interests | GP interests
Disclosure of Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)			3,977,260		3,977,260		3,977,260
Non-controlling interests | LP Units | BRELP
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)					$ 0.2000
Incentive distribution, percent					15.00%
Non-controlling interests | Redeemable Exchangeable Partnership Units And General Partnership Units
Disclosure of Non Controlling Interest [Line Items]
Ownership percentage			100.00%		100.00%
Non-controlling interests | Exchangeable Shares
Disclosure of Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)			172,209,771		172,209,771		172,180,417
Non-controlling interests | Redeemable/Exchangeable partnership units
Disclosure of Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)			194,487,939		194,487,939		194,487,939
Incentive distribution
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent			$ 20,000,000	$ 15,000,000	$ 40,000,000	$ 31,000,000
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Number of shares redeemed (in shares)			0		0
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Interest paid on perpetual subordinated notes			$ 3,000,000		$ 3,000,000
Non-controlling interests			$ 340,000,000		$ 340,000,000		$ 0